Goodwill (Details) - GBP (£) £ in Thousands			12 Months Ended
		Dec. 23, 2017	Jan. 31, 2019	Jan. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning	[1]		£ 2,478
Goodwill, ending			1,814	£ 2,478	[1]
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning			2,478	664
Goodwill, ending			1,814	2,478
Cost | Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning			2,478	664
Additions				1,814
Goodwill, ending			2,478	2,478
Accumulated impairment | Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning			0	0
Impairment			(664)
Goodwill, ending			(664)	0
Discuva Limited
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired		100.00%
Discuva Limited | Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning			1,814	0
Goodwill, ending			1,814	1,814
Discuva Limited | Cost | Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning			1,814	0
Additions		£ 1,800		1,814
Goodwill, ending			1,814	1,814
Discuva Limited | Accumulated impairment | Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning			0	0
Impairment			0
Goodwill, ending			0	0
MuOx Limited | Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning			664	664
Goodwill, ending			0	664
MuOx Limited | Cost | Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning			664	664
Additions				0
Goodwill, ending			664	664
MuOx Limited | Accumulated impairment | Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning			0	0
Impairment			(664)
Goodwill, ending			£ (664)	£ 0

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’